Significant Accounting Policies (Details) - Schedule of ordinary share reflected on the balance sheet	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of ordinary share reflected on the balance sheet [Abstract]
Gross proceeds from IPO	$ 143,750,000
Less:
Class A ordinary share issuance costs	(8,223,786)
Plus:
Accretion of carrying value to redemption value	16,072,489
Class A ordinary shares subject to possible redemption	$ 146,625,000